LVIP Cohen & Steers Global Real Estate Fund (the “Fund”) Supplement Dated September 14, 2012 to the Prospectus dated April 30, 2012, supplemented June 5, 2012

This Supplement updates certain information in the Prospectus for the Fund. You may obtain copies of the Fund’s Prospectus or Summary Prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.LincolnFinancial.com/lvip. Please keep this Supplement with your Prospectus and other important records.

Effective September 28, 2012 the Fund will have a new name, sub-adviser, portfolio managers, investment strategies and risks.

Change to the Fund’s Sub-Adviser:

CBRE CLARION SECURITIES LLC will replace Cohen & Steers Capital Management, Inc. as the Fund’s sub-adviser.

Change to the Fund’s Name:

The name of the Fund shall be LVIP Clarion Global Real Estate Fund.

All references to the Fund’s name are revised accordingly.

Changes to the Fund’s Principal Investment Strategies and Principal Risks:

The following replaces Principal Investment Strategies page 2:

The Fund pursues its objective by investing primarily in equity securities of companies that are principally engaged in the real estate industry (“real estate companies”). Under normal market conditions, the Fund’s sub-adviser will invest at least 80% of the Fund’s net assets (plus borrowing for investment purposes, if any) in companies in the real estate industry.

The Fund’s sub-adviser defines a real estate company as a company that derives its intrinsic value from owning, operating, leasing, developing, managing, brokering and/or selling residential, commercial or industrial real estate, land or infrastructure. Real estate companies include, for example, real estate investment trusts (“REITs”).

The sub-adviser uses a multi-step investment process for constructing the Fund’s investment portfolio that combines top-down region and sector allocation with bottom-up individual stock selection. The sub-adviser first selects property sectors and geographic regions in which to invest, then uses an in-house valuation process to identify investments that it believes demonstrate superior current income and growth potential relative to their peers.

Although the Fund’s sub-adviser expects to invest primarily in common stock, it also may invest in other equity securities, including preferred stocks, convertible securities, and rights or warrants to buy common stocks. The sub-adviser may purchase equity securities in initial public offerings and Rule 144A offerings.

The sub-adviser will invest Fund assets in real estate companies located in a number of different countries, including the United States and other developed countries. The sub-adviser also may invest in companies located in countries with emerging securities markets. The sub-adviser may invest in securities of companies of any market capitalization.

The following replaces similar text in Principal Risks on page 2:

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Real Estate Sector Risk: Since the Fund is concentrated in the real estate industry, its portfolio will not be diversified among industries and may experience price declines when conditions are unfavorable in the real estate industry.

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Real Estate and REIT Risk: Investing in real estate securities (including REITs) is subject to the risks associated with the direct ownership and development of real estate. These risks include declines in real estate values, fluctuations in rental income (due in part to vacancies and rates), increases in operating costs and property taxes, increases in financing costs or inability to procure financing, potential environmental liabilities and changes in zoning laws and other regulations.

The following is added to Principal Risks on page 2:

•

Small and Medium Cap Companies Risk: The value of securities issued by small and medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies.

•

Convertible Securities Risk: The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock.

•

Preferred Securities Risk: Preferred securities may pay fixed or adjustable rates of return. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company’s preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.

•

Initial Public Offerings (“IPO”) Risk: IPO shares frequently are volatile in price, and may be held for only a short period of time, leading to increased portfolio turnover and expenses, such as commissions and transaction costs. By selling IPO shares the Fund may realize taxable gains.

The following is removed from Principal Risks on page 3:

Fund of Funds Risk.

The following replaces paragraphs 2-4 under Investment Objective and Principal Investment Strategies on page 5:

The Fund pursues its objective by investing primarily in equity securities of companies that are principally engaged in the real estate industry (“real estate companies”). Under normal market conditions, the Fund’s sub-adviser will invest at least 80% of the Fund’s net assets (plus borrowing for investment purposes, if any) in companies in the real estate industry. The Fund will provide shareholders with at least 60 days’ prior notice of any change in this investment policy.

The Fund’s sub-adviser defines a real estate company as a company that derives its intrinsic value from owning, operating, leasing, developing, managing, brokering and/or selling residential, commercial or industrial real estate, land or infrastructure. Real estate companies include, for example, real estate investment trusts (“REITs”).

The sub-adviser uses a multi-step investment process for constructing the Fund’s investment portfolio that combines top-down region and sector allocation with bottom-up individual stock selection. The sub-adviser first selects property sectors and geographic regions in which to invest, and then determines the degree of representation of such sectors and regions through a systematic evaluation of listed and direct real estate market trends and conditions. The sub-adviser then uses an in-house valuation process to identify investments that it believes demonstrate superior current income and growth potential relative to their peers. The sub-adviser’s in-house valuation process examines several factors, including the value and quality of a company’s properties, its capital structure, its strategy, and the ability of its management team.

Although the Fund’s sub-adviser expects to invest primarily in common stock, it also may invest in other equity securities, including preferred stocks, convertible securities, and rights or warrants to buy common stocks. The sub-adviser may purchase equity securities in initial public offerings and Rule 144A offerings.

The sub-adviser will invest Fund assets in real estate companies located in a number of different countries, including the United States and other developed countries. The sub-adviser also may invest in companies located in countries with emerging securities markets. The sub-adviser may invest in securities of companies of any market capitalization.

The sub-adviser also may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The following replaces similar text in Investment Risks on page 5:

Real Estate Sector Risk. Since the Fund is concentrated in the real estate industry, its portfolio will not be diversified among industries and may experience price declines when conditions are unfavorable in the real estate industry.

Real Estate and REIT Risk. Investing in real estate securities (including REITs) is subject to the risks associated with the direct ownership and development of real estate. These risks include possible casualty or condemnation losses; fluctuations in rental income (due in part to vacancies and rates), declines in real estate values or other risks related to local or general economic conditions, the financial condition of tenants, buyers, and sellers of properties; increases in operating costs and property taxes; increases in financing costs or inability to procure financing, potential environmental liabilities; and changes in zoning laws and other regulations. Changes in interest rates also may affect the value of an investment in real estate securities. Real estate companies may be highly leveraged, and financial covenants may affect the ability of these companies to operate effectively. These companies typically are subject to risks normally associated with debt financing. In addition, a real estate company’s obligation to comply with financial covenants, such as debt-to-asset ratios and secured debt-to-total asset ratios, and other contractual obligations may restrict that company’s range of operating activity. Such a company may, therefore, be limited from incurring additional indebtedness, selling its assets, and engaging in mergers or making acquisitions that may be beneficial to its operations.

REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs typically incur fees that are separate from those of the Fund and therefore Fund shareholders will indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying Fund expenses. In addition, REITs are subject to the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code, and to maintain an exemption from the registration requirements of the 1940 Act.

The following is added to Investment Risks on page 5:

Small and Medium Cap Companies Risk. The value of securities issued by small and medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources. Historically, the price of small and medium capitalization companies has fluctuated more than the larger capitalization stocks included in the S&P 500. The securities of companies with small and medium stock market capitalizations may trade less frequently and in limited volume. Such companies also may have less certain prospects for growth and greater sensitivity to changing economic conditions.

Prices of small and medium-sized company stocks may fluctuate independently of larger company stock prices. Small and medium-sized company stocks may decline in price as large company stock prices rise, or rise in price as large company stock prices decline. Many factors may contribute to this, such as current and anticipated global economic conditions or rising interest rates.

Convertible Securities Risk. The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

Preferred Securities Risk. Preferred securities may pay fixed or adjustable rates of return. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company’s preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.

Initial Public Offerings (“IPO”) Risk. IPO shares frequently are volatile in price, and may be held for only a short period of time, leading to increased portfolio turnover and expenses, such as commissions and transaction costs. By selling IPO shares the Fund may realize taxable gains. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. Limited trading in some IPOs may make it more difficult to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Holders of IPO shares also may be affected by: substantial dilution in the value of their shares, sales of additional shares, and concentration of control in existing management and principal shareholders. In addition, some real estate companies in IPOs may have limited operating histories, may be undercapitalized, and may not have invested in or experienced a full market cycle.

The following is removed from Investment Risks on page 6:

Fund of Funds Risk.

Changes to the Fund’s Sub-Adviser

The following replaces Investment Adviser and Sub-Adviser on page 3:

Investment Adviser and Sub-Adviser

Investment Adviser: Lincoln Investment Advisors Corporation

Investment Sub-Adviser: CBRE Clarion Securities LLC

Portfolio Managers	Company Title	Experience w/Fund
T. Ritson Ferguson	Managing Director, Chief Executive Officer and Co-Chief Investment Officer	Since September 2012
Steven D. Burton	Managing Director, Co-Chief Investment Officer	Since September 2012
Joseph P. Smith	Managing Director, Co-Chief Investment Officer	Since September 2012

The following replaces similar text on page 7:

Sub-Adviser	CBRE Clarion Securities LLC (“Clarion”), 201 King of Prussia Rd., Suite 600, Radnor, PA 19087 is a majority-owned subsidiary of CBRE Group. Clarion is the real estate securities management arm of CBRE Global Investors, Clarion’s independently operated real estate investment management affiliate. Clarion and its predecessors have been engaged in the investment management business since 1992. As of June 30, 2012 Clarion managed approximately $21.4 billion in assets.

Portfolio Managers	T. Ritson Ferguson, CFA. Mr. Ferguson is Chief Executive Officer and Co-Chief Investment Officer at Clarion. He co-founded Clarion’s predecessor firm in 1992 and has over 26 years of real estate investment management experience. Mr. Ferguson holds an MBA from the Wharton School, University of Pennsylvania.

Steven D. Burton, CFA. Mr. Burton is Co-Chief Investment Officer and Senior Global Portfolio Manager at Clarion, serving as co-leader of the European real estate securities research team. He joined Clarion’s predecessor firm in 1995 and has over 27 years of real estate investment management experience. Mr. Burton holds an MBA from the Kellogg School, Northwestern University.

Joseph P. Smith, CFA. Mr. Smith is Co-Chief Investment Officer and Senior Global Portfolio Manager at Clarion, serving as co-leader of the Americas real estate securities research team. He joined Clarion’s predecessor firm in 1997 and has over 22 years of real estate investment management experience. Mr. Smith holds an MBA from the Wharton School, University of Pennsylvania.